Filed pursuant to Rule 497(e)
File Nos. 33-78944 and 811-08512
PREMIER VIT
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
NFJ Dividend Value Portfolio
Supplement Dated January 7, 2010
to the Class I Prospectus Dated May 1, 2009
Disclosure Relating to the OpCap Managed Portfolio
Effective immediately, the information relating to the OpCap Managed Portfolio under “Fund Management—Portfolio Managers—Oppenheimer Capital” in the Prospectus is hereby replaced with the following:
“Jeffrey Parker, Managing Director and Head of Oppenheimer Capital’s Growth strategies, is the co-portfolio manager of the OpCap Managed Portfolio focusing on the equity portion of the Portfolio. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.”

PREMIER VIT
OpCap Managed Portfolio
Supplement Dated January 7, 2010
to the Class I Prospectus Dated May 1, 2009
Effective immediately, the information relating to the Portfolio under “Fund Management—Portfolio Managers—Oppenheimer Capital” in the Prospectus is hereby replaced with the following:
“Jeffrey Parker, Managing Director and Head of Oppenheimer Capital’s Growth strategies, is the co-portfolio manager of the OpCap Managed Portfolio focusing on the equity portion of the Portfolio. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.”

PREMIER VIT
OpCap Managed Portfolio
OpCap Mid Cap Portfolio
NACM Small Cap Portfolio
Supplement Dated January 7, 2010
to the Class I Prospectus Dated May 1, 2009
Disclosure Relating to the OpCap Managed Portfolio
Effective immediately, the information relating to the OpCap Managed Portfolio under “Fund Management—Portfolio Managers—Oppenheimer Capital” in the Prospectus is hereby replaced with the following:
“Jeffrey Parker, Managing Director and Head of Oppenheimer Capital’s Growth strategies, is the co-portfolio manager of the OpCap Managed Portfolio focusing on the equity portion of the Portfolio. Prior to joining Oppenheimer Capital, he was a portfolio manager at PEA Capital, LLC. Prior to joining PEA Capital, he managed equity accounts as an Assistant Portfolio Manager at Eagle Asset Management from 1996 to 1998. He was a Senior Consultant with Andersen Consulting, specializing in healthcare and technology, from 1991 to 1994.”

Filed pursuant to Rule 497(e)
File Nos. 33-78944 and 811-08512
PREMIER VIT
Supplement Dated January 7, 2010
to the Statement of Additional Information Dated May 1, 2009
Disclosure Relating to the OpCap Managed Portfolio
The subsections entitled “Portfolio Managers — Other Accounts Managed — Oppenheimer Capital and PIMCO” and “— Securities Ownership” are revised to reflect that Jeffrey Parker is responsible for the management of the equity portion of the OpCap Managed Portfolio. Information as of December 31, 2009 regarding other accounts managed by Mr. Parker and his securities ownership in the OpCap Managed Portfolio is provided below. The advisory fee charged for managing each of these other accounts is not based on performance of such accounts.
Other Accounts Managed
Oppenheimer Capital

Account Type	Jeffrey Parker
	#	AUM($MM)
Other Investment Companies	2	404
Other pooled investment vehicles	0	0
Other accounts	1	5.78
Securities Ownership
Mr. Parker does not own any securities of OpCap Managed Portfolio.